Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finished products
Total finished products	$ 3,097	$ 2,777
Work in progress	567	800
Consumable inventory	1,159	1,010
Net realizable value provision (i)	(139)	(105)
Total of inventories	4,684	4,482
Iron Ore Solutions [Member]
Finished products
Total finished products	2,457	2,126
Energy Transition Metals [Member]
Finished products
Total finished products	$ 640	$ 651